SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2013 and 2012:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Level 2:
Corporate debentures	$272,431	$190,826	$2,545	$3,787	$1,797	$60	$273,179	$194,553
U.S. Treasuries	13,331	13,227	65	276	647	60	12,749	13,443
U.S. Government agency debentures	-	375	-	-	-	-	-	375
Israeli Treasury Bills	-	106,330	-	244	-	-	-	106,574

	$285,762	$310,758	$2,610	$4,307	$2,444	$120	$285,928	$314,945

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2013 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$44,840	$45,146
Due after one year through five years	226,966	227,714
Due after six years through ten years	13,956	13,068

	$285,762	$285,928

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2013 and 2012 were as indicated in the following tables:

	December 31, 2013
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$119,043	$(1,718)	$7,767	$(79)	$126,810	$(1,797)
U.S. Treasuries	-	-	6,365	(647)	6,365	(647)

	$119,043	$(1,718)	$14,132	$(726)	$133,175	$(2,444)

	December 31, 2012
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$18,438	$(58)	$349	$(2)	$18,787	$(60)
U.S. Treasuries	6,954	(60)	-	-	6,954	(60)
Israeli Treasury Bills	1,783	-	-	-	1,783	-

	$27,175	$(118)	$349	$(2)	$27,524	$(120)